Borrowings - Summary of Other Financial Liabilities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total	S/ 898,320	S/ 890,595
Current borrowings	452,884	481,529
Non-current borrowings	445,436	409,066
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Total	571,659	631,863
Current borrowings	409,272	445,289
Non-current borrowings	162,387	186,574
Finance Leases Liabilities [member]
Disclosure of detailed information about borrowings [line items]
Total	52,391	23,650
Current borrowings	13,635	10,357
Non-current borrowings	38,756	13,293
Lease liability for right-of-use asset [member]
Disclosure of detailed information about borrowings [line items]
Total	72,726	92,870
Current borrowings	19,950	23,980
Non-current borrowings	52,776	68,890
Other financial liabilities [member]
Disclosure of detailed information about borrowings [line items]
Total	201,544	142,212
Current borrowings	10,027	1,903
Non-current borrowings	S/ 191,517	S/ 140,309